Organization and Principal Activities (Details) - USD ($)												6 Months Ended
	May 28, 2026	May 15, 2026	Oct. 06, 2025	Apr. 02, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 11, 2025	Dec. 31, 2024	Nov. 18, 2024	Aug. 16, 2024	Jun. 12, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 03, 2025	Apr. 01, 2025	Jan. 21, 2025	Aug. 28, 2024	Aug. 12, 2024	Aug. 07, 2024	Dec. 06, 2023
Organization and Principal Activities [Line Items]
Percentage of equity of an investee												50.00%
Dividends preference shares rate												15.00%
Issuance of ordinary shares (in Shares)								30,000
Common stock selling value									$ 100,000,000
Common stock potential value									300,000,000
Reverse stock split													491.88
Purchase price percentage			36.00%
Gross sales revenue percentage			36.00%
Brokerage fee percentage			10.00%
Marketing fee percentage			2.00%
Convertible promissory note												$ 2,127,112
Beneficiary capital percentage												9.90%
Share Incentive Plan [Member]
Organization and Principal Activities [Line Items]
Awards granted					$ 1,054,260
Outstanding ordinary sharespercentage					20.00%
Senior Convertible Notes [Member]
Organization and Principal Activities [Line Items]
Principal amount																			$ 1,100,000
Senior Convertible Notes [Member] | Warrant [Member]
Organization and Principal Activities [Line Items]
Principal amount																		$ 2,700,000
Additional Notes [Member]
Organization and Principal Activities [Line Items]
Convertible notes																			$ 9,500,000
Second Additional Note [Member]
Organization and Principal Activities [Line Items]
Conversion price (in Dollars per share)												$ 0.658
Conversion Rate [Member]
Organization and Principal Activities [Line Items]
Conversion price (in Dollars per share)																		$ 0.83
Second Additional Mandatory Note [Member]
Organization and Principal Activities [Line Items]
Principal amount										$ 1,500,000
Interest rate										14.75%
Gross proceeds										$ 1,395,000
Maturity, term										4 years 6 months
White Lion Capital, LLC [Member]
Organization and Principal Activities [Line Items]
Principal amount									100,000,000
Line of credit									500,000,000
JAK Opportunities VI LLC (“JAK”) [Member] | Senior Convertible Notes [Member]
Organization and Principal Activities [Line Items]
Principal amount																	$ 500,000
PredicXion Group Limited [Member]
Organization and Principal Activities [Line Items]
Consideration amount	$ 1,000,000
Share price per share (in Dollars per share)	$ 432
Pre-money valuation		$ 100,000,000
MicroSort Technology [Member]
Organization and Principal Activities [Line Items]
Issuance of ordinary shares (in Shares)						2,500,000
Reverse stock split							125,000
Deemed value						$ 1.7
MicroSort Acquisition [Member]
Organization and Principal Activities [Line Items]
Consideration amount						5,000,000
MicroSort Technology from Genetics & IVF Institute, Inc. [Member]
Organization and Principal Activities [Line Items]
Consideration amount						750,000
Business combination cash						$ 750,000
MicroSort Technology from Genetics & IVF Institute, Inc. [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Share consideration						125,000
Securities Purchase Agreement [Member]
Organization and Principal Activities [Line Items]
Convertible principal amount				$ 2,000,000
Interest rate				14.75%
Securities Purchase Agreement [Member] | Second Additional Note [Member]
Organization and Principal Activities [Line Items]
Interest rate																		14.75%
First Amendment of Merger Agreement [Member]
Organization and Principal Activities [Line Items]
Receipt of loan											$ 140,000
First Amendment of Merger Agreement [Member] | NewGenIvf Limited [Member]
Organization and Principal Activities [Line Items]
Aggregate loans principal amount											$ 560,000
Second Amendment of Merger Agreement [Member]
Organization and Principal Activities [Line Items]
Net tangible assets																				$ 5,000,000
2025 Securities Purchase Agreement [Member]
Organization and Principal Activities [Line Items]
Equity investment amount															$ 3,200,000
Securities purchase agreement														$ 3,200,000
2025 Securities Purchase Agreement [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Convertible notes															$ 25,600,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Merger activity drawn									500,000,000
Debt discount percent												10.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Merger activity drawn									$ 250,000,000
Debt discount percent												0.00%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Share price per share (in Dollars per share)	$ 296.64															$ 2.06
Convertible notes												$ 1,010,540
Class A Ordinary Shares [Member] | JAK Opportunities VI LLC (“JAK”) [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)																			1,325,301
Class A Ordinary Shares [Member] | JAK Opportunities VI LLC (“JAK”) [Member] | Series A Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)																		1,325,301
Class A Ordinary Shares [Member] | PredicXion Group Limited [Member]
Organization and Principal Activities [Line Items]
Issuance of ordinary shares (in Shares)	666,667
Stock splits (in Shares)	2,315
Class B Ordinary Shares [Member] | JAK Opportunities VI LLC (“JAK”) [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)																			180,722
Class B Ordinary Shares [Member] | JAK Opportunities VI LLC (“JAK”) [Member] | Series B Warrant [Member]
Organization and Principal Activities [Line Items]
Warrant to purchase shares (in Shares)																		180,722
NewGen Property [Member]
Organization and Principal Activities [Line Items]
Equity investment percentage			60.00%
NewGenIvf [Member]
Organization and Principal Activities [Line Items]
Equity investment percentage	2.00%
PredicXion [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest	2.00%	10.00%